                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Navellier Fund Management, Inc.
                 -------------------------------
   Address:      One E. Liberty St.
                 -------------------------------
                 Reno, NV 89501
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-7408
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arjen Kuyper
         -------------------------------
Title:   Chief Operations Officer
         -------------------------------
Phone:   (775) 785-9421
         -------------------------------

Signature, Place, and Date of Signing:

   Arjen Kuyper                       Reno, Nevada        August 11, 2003
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:
                                        --------------------

Form 13F Information Table Value Total:
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Airtran Holdings Inc           COM              00949P108     3766   428000 SH       SOLE                   428000
Amazon.Com Inc                 COM              023135106     5252   149200 SH       SOLE                   149200
Apollo Group Inc  -Cl A        COM              037604105     4747    79400 SH       SOLE                    79400
Avid Technology Inc            COM              05367P100     6375   186300 SH       SOLE                   186300
Berkley (W R) Corp             COM              084423102     5137   100800 SH       SOLE                   100800
BioMarin Pharmaceutical        COM              09061G101     3291   258300 SH       SOLE                   258300
Citrix Systems Inc             COM              177376100     5579   240900 SH       SOLE                   240900
Coach Inc Com                  COM              189754104     6572   127300 SH       SOLE                   127300
Countrywide Credit Ind Inc     COM              222372104     5361    70200 SH       SOLE                    70200
Delta & Pine Land Co           COM              247357106     5710   238900 SH       SOLE                   238900
Dionex Corp                    COM              254546104     7062   180100 SH       SOLE                   180100
Dsp Group Inc                  COM              23332B106     3769   171400 SH       SOLE                   171400
Evergreen Res Inc Com No Par   COM              299900308     3237    57800 SH       SOLE                    57800
First American Corp/Ca         COM              318522307     5458   210900 SH       SOLE                   210900
Garmin Ltd Ord                 COM              G37260109     3022    60200 SH       SOLE                    60200
Genzyme General                COM              372917104     5039   108800 SH       SOLE                   108800
Halliburton Co                 COM              406216101     6640   269600 SH       SOLE                   269600
Hi Tech Pharmacal Co Inc       COM              42840B101     5053   119800 SH       SOLE                   119800
Integra LifeSciences           COM              457985208     4148   147400 SH       SOLE                   147400
Interdigital Commun Corp       COM              45866A105    10080   380800 SH       SOLE                   380800
Intl Game Technology           COM              459902102     9248    96600 SH       SOLE                    96600
Iron Mountain Inc              COM              462846106     5426   138600 SH       SOLE                   138600
Medicines Co                   COM              584688105     5480   236300 SH       SOLE                   236300
Mobile Telesystems             COM              607409109     4219    79600 SH       SOLE                    79600
Netscreen Technologies Com     COM              64117V107     3602   156600 SH       SOLE                   156600
Patina Oil & Gas Corp          COM              703224105     3506   110250 SH       SOLE                   110250

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Pharmaceutical Res Inc         COM              717125108     7053   148600 SH       SOLE                   148600
Pogo Producing Co              COM              730448107     3341    75700 SH       SOLE                    75700
Progress Software Corp         COM              743312100     8033   342100 SH       SOLE                   342100
Questar Corp                   COM              748356102     3998   117700 SH       SOLE                   117700
Quiksilver Inc                 COM              74838C106      970    58200 SH       SOLE                    58200
Rollins Inc                    COM              775711104     2151   109000 SH       SOLE                   109000
Rostelecom                     COM              778529107      205    20300 SH       SOLE                    20300
Sepracor Inc                   COM              817315104     6429   270700 SH       SOLE                   270700
Storage Technology Cp          COM              862111200     6604   251300 SH       SOLE                   251300
Tetra Tech Inc                 COM              88162G103     5494   314100 SH       SOLE                   314100
Teva Pharm Inds  -Adr          COM              881624209    10016   182400 SH       SOLE                   182400
Timberland Co  -Cl A           COM              887100105     5818   113700 SH       SOLE                   113700
Tractor Supply Co              COM              892356106    12614   253600 SH       SOLE                   253600
Trimble Navigation Ltd         COM              896239100     4212   161800 SH       SOLE                   161800
Ucbh Holdings Inc              COM              90262T308     9907   354200 SH       SOLE                   354200
United Online, Inc.            COM              911268100     5259   215200 SH       SOLE                   215200
Uti Worldwide Inc Ord          COM              G87210103     5472   179400 SH       SOLE                   179400
Verity Inc                     COM              92343C106     5640   282000 SH       SOLE                   282000
Visx Inc/De                    COM              92844S105     5794   308200 SH       SOLE                   308200
Webmd Corp                     COM              94769M105     5924   529900 SH       SOLE                   529900
Western Digital Corp           COM              958102105     4780   410300 SH       SOLE                   410300
Xerox Corp                     COM              984121103     5839   504700 SH       SOLE                   504700

                                       2